Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Income Taxes [Abstract]
Unrecognized deferred tax assets tax loss carryforwards	$ 358,487	$ 13,208	$ 28,644
Temporary differences associated with investments in subsidiaries and joint ventures	1,424,219	1,642,458	1,379,931
Deferred tax asset not recognized for deductible temporary differences	$ 3,124,740	$ 3,645,536	$ 3,802,832